Common Stock - Securities Purchase Agreement and Pre-Funded Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 19, 2025	Nov. 14, 2025	Nov. 12, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Common Stock
Net proceeds from at-the-market sales					$ 1,234
Private Placement
Common Stock
Stock issued			708,428
purchase price, per share			$ 8.52
Net proceeds from at-the-market sales		$ 20,300				$ 22,276
Maximum | Wainwright ATM Agreement
Common Stock
Net proceeds from at-the-market sales	$ 14,500
Pre-Funded Warrants
Common Stock
Stock issued					99,446
Net proceeds from at-the-market sales					$ 1,200
Exercise of pre-funded warrants (in shares)				456,855	456,855	117,371
Remaining outstanding balance of pre-funded warrants				1,240,823	1,240,823	1,697,678
Pre-Funded Warrants | Private Placement
Common Stock
Number of warrants purchase			1,815,049
Purchase price for warrant			$ 8.519
Exercise price of warrants			$ 0.001